Related party transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
The following tables present amounts received from related parties for management fees and dividends for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,
	2020		2019
	Management fees	Dividends	Management fees	Dividends
AerDragon	$131	$—	$147	$—
ACSAL	120	49	120	236
AerLift	95	—	379	197
	$346	$49	$646	$433

	Six Months Ended June 30,
	2020		2019
	Management fees	Dividends	Management fees	Dividends
AerDragon	$267	$—	$380	$—
ACSAL	240	94	240	494
AerLift	252	—	769	197
	$759	$94	$1,389	$691
We lease aircraft to, and have ordinary share and debt investments in NAS, a related party. The percentage of 2019 annual lease revenue attributable to NAS was approximately 3.4%. Please refer to Note 10 —Investments for details of our ordinary share and debt investments.